Quarterly Holdings Report
for
Fidelity® Small-Mid Cap Opportunities ETF
April 30, 2023
SOE-NPRT3-0623
1.9900257.102
Common Stocks - 99.0%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.6%
Interactive Media & Services - 0.4%
Ziff Davis, Inc. (a)	1,621	118,560
Media - 1.2%
Interpublic Group of Companies, Inc.	3,024	108,048
Nexstar Broadcasting Group, Inc. Class A	1,624	281,683
		389,731
TOTAL COMMUNICATION SERVICES		508,291
CONSUMER DISCRETIONARY - 15.0%
Automobile Components - 0.5%
Adient PLC (a)	2,615	96,598
Patrick Industries, Inc.	790	54,218
		150,816
Diversified Consumer Services - 0.5%
Adtalem Global Education, Inc. (a)	1,610	65,318
Duolingo, Inc. (a)	753	102,528
		167,846
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc. (a)	3,255	129,940
Churchill Downs, Inc.	1,295	378,826
Light & Wonder, Inc. Class A (a)	2,067	124,619
SeaWorld Entertainment, Inc. (a)	1,441	77,324
Wyndham Hotels & Resorts, Inc.	3,450	235,359
		946,068
Household Durables - 3.8%
Helen of Troy Ltd. (a)	957	96,025
KB Home	5,157	225,980
LGI Homes, Inc. (a)	1,501	178,319
Mohawk Industries, Inc. (a)	2,302	243,782
Tempur Sealy International, Inc.	10,668	399,730
		1,143,836
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc.	754	47,894
American Eagle Outfitters, Inc.	8,997	120,470
AutoZone, Inc. (a)	178	474,069
Dick's Sporting Goods, Inc.	1,950	282,770
Upbound Group, Inc.	3,720	99,175
Williams-Sonoma, Inc.	1,853	224,287
		1,248,665
Textiles, Apparel & Luxury Goods - 3.0%
Capri Holdings Ltd. (a)	4,945	205,218
Crocs, Inc. (a)	2,419	299,158
Gildan Activewear, Inc.	3,125	101,813
Tapestry, Inc.	7,533	307,422
		913,611
TOTAL CONSUMER DISCRETIONARY		4,570,842
CONSUMER STAPLES - 5.0%
Consumer Staples Distribution & Retail - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	4,809	367,263
Performance Food Group Co. (a)	5,865	367,677
U.S. Foods Holding Corp. (a)	6,005	230,592
Walgreens Boots Alliance, Inc.	2,530	89,183
		1,054,715
Food Products - 1.6%
Lamb Weston Holdings, Inc.	1,507	168,498
Nomad Foods Ltd. (a)	13,487	253,556
Seaboard Corp.	16	63,057
		485,111
TOTAL CONSUMER STAPLES		1,539,826
ENERGY - 7.1%
Energy Equipment & Services - 1.4%
TechnipFMC PLC (a)	30,765	421,173
Oil, Gas & Consumable Fuels - 5.7%
Antero Resources Corp. (a)	9,480	217,945
Cheniere Energy, Inc.	2,002	306,306
Denbury, Inc. (a)	1,689	157,719
EQT Corp.	4,018	139,987
Hess Corp.	3,041	441,127
HF Sinclair Corp.	3,499	154,341
Marathon Oil Corp.	4,541	109,711
Murphy Oil Corp.	4,825	177,126
Sitio Royalties Corp.	1,181	29,986
		1,734,248
TOTAL ENERGY		2,155,421
FINANCIALS - 13.9%
Banks - 5.2%
BOK Financial Corp.	1,770	148,450
Cadence Bank	7,438	150,396
Comerica, Inc.	270	11,710
Cullen/Frost Bankers, Inc.	2,060	227,115
Eastern Bankshares, Inc.	12,030	140,150
First Hawaiian, Inc.	4,778	91,308
First Horizon National Corp.	9,928	174,236
Independent Bank Group, Inc.	2,433	88,513
M&T Bank Corp.	666	83,783
Synovus Financial Corp.	6,152	189,482
Trico Bancshares	801	28,684
Webster Financial Corp.	3,256	121,449
Wintrust Financial Corp.	1,897	129,698
		1,584,974
Capital Markets - 1.0%
LPL Financial	1,402	292,794
Consumer Finance - 1.1%
Discover Financial Services	2,494	258,054
Encore Capital Group, Inc. (a)	1,181	60,680
Synchrony Financial	199	5,872
		324,606
Financial Services - 0.3%
Walker & Dunlop, Inc.	1,429	96,186
Insurance - 6.3%
American Financial Group, Inc.	1,442	176,977
Arch Capital Group Ltd. (a)	5,109	383,533
Assurant, Inc.	1,784	219,664
Enstar Group Ltd. (a)	428	102,977
First American Financial Corp.	6,173	355,627
Old Republic International Corp.	10,648	269,075
Primerica, Inc.	1,268	231,423
Reinsurance Group of America, Inc.	1,378	196,117
		1,935,393
TOTAL FINANCIALS		4,233,953
HEALTH CARE - 10.5%
Biotechnology - 1.2%
ALX Oncology Holdings, Inc. (a)	263	1,562
Arcellx, Inc. (a)	699	29,833
Arcutis Biotherapeutics, Inc. (a)	118	1,633
Argenx SE ADR (a)	298	115,588
Blueprint Medicines Corp. (a)	480	24,504
Celldex Therapeutics, Inc. (a)	466	14,651
Cytokinetics, Inc. (a)	848	31,715
Day One Biopharmaceuticals, Inc. (a)	894	11,086
Exelixis, Inc. (a)	166	3,038
Keros Therapeutics, Inc. (a)	165	7,319
Prelude Therapeutics, Inc. (a)	393	2,539
PTC Therapeutics, Inc. (a)	728	40,142
Relay Therapeutics, Inc. (a)	237	2,695
Vaxcyte, Inc. (a)	774	33,150
Vericel Corp. (a)	528	16,637
Verve Therapeutics, Inc. (a)	577	9,192
Zentalis Pharmaceuticals, Inc. (a)	771	16,985
		362,269
Health Care Equipment & Supplies - 3.0%
Envista Holdings Corp. (a)	6,530	251,340
Haemonetics Corp. (a)	1,907	159,635
Hologic, Inc. (a)	2,770	238,248
Insulet Corp. (a)	317	100,819
TransMedics Group, Inc. (a)	2,042	161,522
		911,564
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc. (a)	3,221	232,846
AdaptHealth Corp. (a)	7,228	85,869
agilon health, Inc. (a)	5,163	125,306
Molina Healthcare, Inc. (a)	1,187	353,595
Owens & Minor, Inc. (a)	5,070	78,788
Premier, Inc.	2,178	72,593
Universal Health Services, Inc. Class B	1,913	287,620
		1,236,617
Health Care Technology - 0.4%
Doximity, Inc. (a)	172	6,321
Evolent Health, Inc. (a)	3,283	119,534
		125,855
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	519	27,211
Charles River Laboratories International, Inc. (a)	1,038	197,345
Syneos Health, Inc. (a)	2,451	96,226
West Pharmaceutical Services, Inc.	295	106,566
		427,348
Pharmaceuticals - 0.4%
Arvinas Holding Co. LLC (a)	632	16,565
Axsome Therapeutics, Inc. (a)	420	30,043
DICE Therapeutics, Inc. (a)	551	17,908
Jazz Pharmaceuticals PLC (a)	99	13,907
Prestige Brands Holdings, Inc. (a)	343	21,105
Ventyx Biosciences, Inc. (a)	561	21,094
Viatris, Inc.	863	8,052
		128,674
TOTAL HEALTH CARE		3,192,327
INDUSTRIALS - 22.0%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	846	143,676
Building Products - 1.9%
Builders FirstSource, Inc. (a)	6,241	591,447
Commercial Services & Supplies - 0.4%
The Brink's Co.	1,902	119,541
Construction & Engineering - 2.4%
AECOM	2,550	211,778
Fluor Corp. (a)	6,088	176,917
Granite Construction, Inc.	4,758	181,423
Willscot Mobile Mini Holdings (a)	3,763	170,840
		740,958
Electrical Equipment - 3.1%
Acuity Brands, Inc.	1,158	182,246
AMETEK, Inc.	1,720	237,240
Atkore, Inc. (a)	1,764	222,846
Regal Rexnord Corp.	2,418	314,727
		957,059
Ground Transportation - 1.9%
TFI International, Inc.	3,994	430,553
XPO, Inc. (a)	3,040	134,307
		564,860
Machinery - 3.2%
Allison Transmission Holdings, Inc.	3,163	154,323
Crane Co.	2,561	184,571
Crane Nxt Co.	2,561	121,289
Federal Signal Corp.	2,568	131,944
ITT, Inc.	3,137	264,888
Oshkosh Corp.	110	8,417
SPX Technologies, Inc. (a)	1,579	100,551
		965,983
Professional Services - 6.2%
ASGN, Inc. (a)	2,768	198,161
CACI International, Inc. Class A (a)	844	264,442
Concentrix Corp.	1,776	171,402
ExlService Holdings, Inc. (a)	1,211	216,018
Genpact Ltd.	5,371	239,278
Insperity, Inc.	1,830	224,102
KBR, Inc.	4,979	282,459
Kforce, Inc.	1,146	67,774
WNS Holdings Ltd. sponsored ADR (a)	2,430	219,113
		1,882,749
Trading Companies & Distributors - 2.4%
Applied Industrial Technologies, Inc.	939	127,385
Beacon Roofing Supply, Inc. (a)	2,738	164,773
Rush Enterprises, Inc. Class A	1,748	92,836
Univar Solutions, Inc. (a)	9,984	354,432
		739,426
TOTAL INDUSTRIALS		6,705,699
INFORMATION TECHNOLOGY - 10.7%
Electronic Equipment, Instruments & Components - 3.3%
Advanced Energy Industries, Inc.	2,404	207,946
Fabrinet (a)	2,037	193,413
Flex Ltd. (a)	6,945	142,859
Insight Enterprises, Inc. (a)	1,728	209,002
TD SYNNEX Corp.	2,511	223,579
TTM Technologies, Inc. (a)	3,743	44,205
		1,021,004
IT Services - 1.8%
Amdocs Ltd.	4,176	381,060
EPAM Systems, Inc. (a)	562	158,731
		539,791
Semiconductors & Semiconductor Equipment - 2.6%
Allegro MicroSystems LLC (a)	2,222	79,481
Cirrus Logic, Inc. (a)	482	41,351
Ichor Holdings Ltd. (a)	3,361	93,604
Lattice Semiconductor Corp. (a)	2,361	188,172
MACOM Technology Solutions Holdings, Inc. (a)	2,033	118,605
onsemi (a)	3,619	260,423
		781,636
Software - 1.8%
Dynatrace, Inc. (a)	4,847	204,931
Sprout Social, Inc. (a)	1,881	92,658
Tenable Holdings, Inc. (a)	4,303	159,168
Zoom Video Communications, Inc. Class A (a)	1,594	97,919
		554,676
Technology Hardware, Storage & Peripherals - 1.2%
Avid Technology, Inc. (a)	3,905	115,237
Seagate Technology Holdings PLC	4,074	239,429
		354,666
TOTAL INFORMATION TECHNOLOGY		3,251,773
MATERIALS - 6.9%
Chemicals - 3.0%
Cabot Corp.	2,090	149,978
Element Solutions, Inc.	7,977	144,783
The Chemours Co. LLC	7,380	214,537
The Mosaic Co.	2,532	108,496
Tronox Holdings PLC	3,268	44,739
Valvoline, Inc.	6,856	236,875
		899,408
Construction Materials - 1.1%
Eagle Materials, Inc.	1,526	226,168
Summit Materials, Inc.	4,388	120,275
		346,443
Containers & Packaging - 0.8%
O-I Glass, Inc. (a)	11,217	252,046
Metals & Mining - 1.5%
Commercial Metals Co.	4,270	199,366
Constellium NV (a)	5,054	75,052
Steel Dynamics, Inc.	1,737	180,561
		454,979
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	2,448	146,244
TOTAL MATERIALS		2,099,120
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Corporate Office Properties Trust (SBI)	3,954	90,507
CubeSmart	8,805	400,539
Douglas Emmett, Inc.	15,678	201,933
Essential Properties Realty Trust, Inc.	6,411	158,672
LXP Industrial Trust (REIT)	8,181	76,901
		928,552
Real Estate Management & Development - 1.3%
Cushman & Wakefield PLC (a)	14,483	142,658
Jones Lang LaSalle, Inc. (a)	1,915	266,262
		408,920
TOTAL REAL ESTATE		1,337,472
UTILITIES - 1.9%
Electric Utilities - 1.0%
Edison International	1,944	143,078
PG&E Corp. (a)	8,951	153,152
		296,230
Gas Utilities - 0.4%
Brookfield Infrastructure Corp. A Shares	3,029	129,035
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	6,635	156,984
TOTAL UTILITIES		582,249
TOTAL COMMON STOCKS (Cost $28,747,971)		30,176,973

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $28,747,971)	30,176,973
NET OTHER ASSETS (LIABILITIES) - 1.0%	295,654
NET ASSETS - 100.0%	30,472,627

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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